SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED) STATEMENT OF COMPREHENSIVE INCOME (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Net income	$ 11,003	68,552	3,510	12,325	$ 11,003	68,549	3,525	12,325
Foreign currency translation loss	(380)	(2,370)	(15,004)	(10,572)	(380)	(2,370)	(15,004)	(10,572)
Unrealized (loss) gain on available-for-sale securities	(2,349)	(14,637)	(9,053)	(7,063)	(2,349)	(14,637)	(9,053)	(7,063)
Comprehensive (loss) income attributable to the Company	$ 8,274	51,542	(20,532)	(5,310)	$ 8,274	51,542	(20,532)	(5,310)